Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Prepayments and accrued income	$ 7,929	$ 7,335
Assets held for sale	781	4,389
Bullion	13,128	15,406
Endorsements and acceptances	9,750	8,574
Reinsurers' share of liabilities under insurance contracts	2,471	1,820
Employee benefit assets	8,752	4,714
Other financial assets	14,353	12,298
Property, plant and equipment	10,027	9,373
Prepayments, Accrued Income And Other Assets	67,191	63,909
Financial assets at amortised cost	$ 30,431	$ 26,927